Primary and secondary segment reporting	12 Months Ended
Dec. 31, 2018
Primary and secondary segment reporting
Primary and secondary segment reporting

52.   Primary and secondary segment reporting

The segment reporting is based on financial information presented to the chief operating decision maker, which excludes certain items included in the statutory results that distort year-on-year comparisons and are not considered for management reporting purposes. This financial information (“underlying basis”) is computed by adjusting reported results for the effects of certain gains and losses (e.g.: capital gains, write-downs, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to understand better the underlying trends in the business.

The Group has aligned the information in this operating segment Note in a manner consistent with the underlying information used internally for management reporting purposes and with that presented throughout the Group’s other public documents.

The Group executive committee has been determined to be the chief operating decision maker for the Group. The Group’s operating segments reflect its organisational and management structures. The Group executive committee reviews the Group’s internal reporting based around these segments in order to assess performance and allocate resources.

The segments are differentiated by the geographical area where profits are earned and by type of business. The financial information of each reportable segment is prepared by aggregating the figures for the Group’s various geographic areas and business units.

Our results are affected by the change in our reported segments resulting from new criteria to measure our segments’ profit or loss and from the new composition of our segments starting with the financial information for the first half 2019 to reflect our current reporting structure. The main changes, which have been applied to all segment information for all periods included in the consolidated financial statements, are the following:

Primary segments

1.

Creation of the new geographic segment Europe that includes the existing units under the previous Continental Europe segment (Spain, Portugal, Poland and Santander Consumer Finance) plus the UK (that was previously a segment on its own and is now a unit under the segment Europe).

2.	Creation of the new geographic segment North America that comprises the existing units under the previous US segment plus Mexico.

3.	Creation of the new geographic segment South America that comprises the existing units under the previous Latin America segment except for Mexico.

4.	Creation of a new reporting unit segment, Santander Global Platform, which includes our global digital services under a single unit:

-	Our fully digital native bank Openbank and Open Digital Services.
-

Global Payments Services: payments platform to better serve our customers with value propositions developed globally, including Superdigital, Pago FX and our recently launched global businesses (Global Merchant Services and Global Trade Services).

-	Digital Assets: common digital assets and Centres of Digital Expertise which help our banks in their digital transformation.

Secondary segments

5.	Real Estate Activity Spain, that was previously a segment reported on its own, is now included in Retail Banking.

6.	The insurance business, previously included in Retail Banking, is now included in the Wealth Management segment, which was renamed Wealth Management & Insurance.

7.	The new Digital segment is also incorporated as a secondary segment.

8.

Finally, the change in reported segments also includes adjustments of the clients of the Global Customer Relationship Model between Retail Banking and Santander Corporate & Investment Banking and between Retail Banking and Wealth Management & Insurance.

a)Primary segments

This primary level of segmentation, which is based on the Group's management structure, comprises five reportable segments: four operating areas plus the corporate centre. The operating areas, which include all the business activities carried on therein by the Group, are: Europe, South America, North America and Santander Global Platform.

The Europe area encompasses all the business activities carried on in the region, including the business activities carried on by the various Group units and branches with a presence in the UK. The South America area includes all the financial activities carried on by the Group through its banks and subsidiaries in the region. The North America area includes all the financial activities carried on by the Group through its banks and subsidiaries in Mexico and the United States; activities in the US include the holding company (SHUSA) and the businesses of Santander Bank, National Association, Santander Consumer USA Holdings Inc., Banco Santander Puerto Rico, Banco Santander International's specialised unit and the New York branch. Finally, the Santander Global Platform segment consolidates all global digital initiatives. The Group has considered the aggregation criteria of IFRS8 for purposes of identifying these reportable segments.

The corporate centre segment includes the centralised management business relating to financial investments, financial management of the structural currency position, within the remit of the Group's corporate asset and liability management committee, and management of liquidity and equity through issues.

With regard to the balance sheet, due to the required segregation of the various business units (included in a single consolidated balance sheet), the amounts lent and borrowed between the units are shown as increases in the assets and liabilities of each business. These amounts relating to intra-Group liquidity are eliminated and are shown in the Intra-Group eliminations column in the table below in order to reconcile the amounts contributed by each business unit to the consolidated Group's balance sheet.

There are no customers located in any of the areas that generate income exceeding 10% of Total income.

The condensed balance sheets and income statements of the various primary segments are as follows:

	Million of euros
	2018
	Europe	South	North	Santander	Corporate	Intra-Group
(Condensed) balance sheet		America	America	Global Platform	centre	eliminations	Total
Total Assets	1,020,737	237,480	200,919	8,781	170,614	(179,260)	1,459,271
Loans and advances to customers	639,966	119,912	116,196	337	6,509	1	882,921
Cash, balances at central banks and credit institutions and other deposits on demand	172,298	48,318	28,845	8,168	39,840	(100,400)	197,069
Debt instruments	118,221	45,224	27,302	—	377	—	191,124
Other financial assets (*)	49,263	9,311	9,974	146	2,113	1	70,808
Other asset accounts (**)	40,989	14,715	18,602	130	121,775	(78,862)	117,349
Total Liabilities	966,727	215,605	179,046	8,492	82,439	(100,399)	1,351,910
Customer deposits	571,834	108,248	91,895	8,284	235	—	780,496
Central banks and credit institutions	192,685	38,584	26,048	111	30,879	(100,398)	187,909
Marketable debt securities	129,574	31,504	43,758	—	41,783	—	246,619
Other financial liabilities (***)	53,687	28,570	11,379	38	1,334	(1)	95,007
Other liabilities accounts (****)	18,947	8,699	5,966	59	8,208	—	41,879
Total Equity	54,010	21,875	21,873	289	88,175	(78,861)	107,361
Other customer funds under management	76,524	68,172	12,785	367	7	—	157,855
Investment funds	55,239	61,515	10,436	367	7	—	127,564
Pension funds	11,062	—	98	—	—	—	11,160
Assets under management	10,223	6,657	2,251	—	—	—	19,131
Other non-managed marketed Customer funds	28,555	128	13,528	—	—	—	42,211

(*)        Including Trading derivatives and Equity instruments.

(**)      Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

(***)    Including Trading derivatives, Short positions and Other financial liabilities.

(****)  Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

	Million of euros
	2017
	Europe	South	North	Santander	Corporate	Intra-Group
(Condensed) balance sheet		America	America	Global Platform	centre	eliminations	Total
Total Assets	1,023,053	235,144	172,591	7,372	157,126	(150,981)	1,444,305
Loans and advances to customers	623,604	121,467	98,424	92	5,326	2	848,915
Cash, balances at central banks and credit institutions and other deposits on demand	155,203	46,131	23,256	7,128	25,897	(69,190)	188,425
Debt instruments	125,848	44,148	27,519	68	1,768	—	199,351
Other financial assets (*)	64,608	8,599	8,996	—	2,116	—	84,319
Other asset accounts (**)	53,790	14,799	14,396	84	122,019	(81,793)	123,295
Total Liabilities	966,064	211,148	152,455	7,135	69,860	(69,190)	1,337,472
Customer deposits	576,072	112,874	81,581	6,981	222	—	777,730
Central banks and credit institutions	179,057	31,366	24,131	63	24,887	(69,190)	190,314
Marketable debt securities	122,325	29,267	31,344	—	35,030	—	217,966
Other financial liabilities (***)	67,041	28,403	10,183	44	1,628	—	107,299
Other liabilities accounts (****)	21,569	9,238	5,216	47	8,093	—	44,163
Total Equity	56,989	23,996	20,136	237	87,266	(81,791)	106,833
Other customer funds under management	82,287	70,811	12,790	686	—	—	166,574
Investment funds	60,254	64,514	10,371	610	—	—	135,749
Pension funds	11,490	—	—	76	—	—	11,566
Assets under management	10,543	6,297	2,419	—	—	—	19,259
Other non-managed marketed Customer funds	27,790	47	13,561	—	—	—	41,398

(*)        Including Trading derivatives and Equity instruments.

(**)      Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

(***)    Including Trading derivatives, Short positions and Other financial liabilities.

(****)  Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

	Million of euros
	2016
	Europe	South	North	Santander	Corporate	Intra-Group
(Condensed) balance sheet		America	America	Global Platform	centre	eliminations	Total
Total Assets	867,345	255,656	202,502	6,074	140,207	(132,659)	1,339,125
Loans and advances to customers	548,422	124,872	112,703	40	4,433	—	790,470
Cash, balances at central banks and credit institutions and other deposits on demand	105,789	54,038	30,334	5,940	11,163	(54,123)	153,141
Debt instruments	108,616	49,191	32,063	68	1,374	—	191,312
Other financial assets (*)	67,508	10,974	11,287	—	2,804	—	92,573
Other asset accounts (**)	37,010	16,581	16,115	26	120,433	(78,536)	111,629
Total Liabilities	817,675	231,197	180,997	5,841	55,009	(54,293)	1,236,426
Customer deposits	476,238	114,837	93,369	5,808	859	—	691,111
Central banks and credit institutions	125,701	36,316	33,533	(27)	8,168	(54,293)	149,398
Marketable debt securities	124,172	42,043	31,733	—	30,921	—	228,869
Other financial liabilities (***)	76,928	28,747	15,555	26	2,634	—	123,890
Other liabilities accounts (****)	14,636	9,254	6,807	34	12,427	—	43,158
Total Equity	49,670	24,459	21,505	233	85,198	(78,366)	102,699
Other customer funds under management	73,950	70,792	14,070	448	—	—	159,260
Investment funds	54,296	64,312	10,943	379	—	—	129,930
Pension funds	11,229	—	—	69	—	—	11,298
Assets under management	8,425	6,480	3,127	—	—	—	18,032
Other non-managed marketed Customer funds	7,790	448	14,999	—	10	—	23,247

(*)        Including Trading derivatives and Equity instruments.

(**)      Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

(***)    Including Trading derivatives, Short positions and Other financial liabilities.

(****)  Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

The condensed income statements for the primary segments are as follows:

	Million of euros
	2018
	Europe	South	North	Santander	Corporate
(Condensed) Underlying income statement		America	America	Global Platform	centre	Total
Interest income/ (charges)	14,204	12,891	8,154	79	(987)	34,341
Net fee income	5,434	4,497	1,615	7	(68)	11,485
Gains (losses) on financial transactions (*)	1,114	498	173	—	12	1,797
Other operating income (**)	505	(212)	534	(12)	(14)	801
Total income	21,257	17,674	10,476	74	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(11,166)	(6,557)	(4,488)	(142)	(426)	(22,779)
Net operating income (***)	10,091	11,117	5,988	(68)	(1,483)	25,645
Net loan-loss provisions (****)	(1,572)	(3,737)	(3,449)	—	(115)	(8,873)
Other gains (losses) and provisions (*****)	(1,027)	(663)	(202)	(2)	(101)	(1,995)
Operating profit/(loss) before tax	7,492	6,717	2,337	(70)	(1,699)	14,777
Tax on profit	(2,020)	(2,642)	(599)	17	14	(5,230)
Profit from continuing operations	5,472	4,075	1,738	(53)	(1,685)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,472	4,075	1,738	(53)	(1,685)	9,547
Non-controlling interests	424	624	434	1	—	1,483
Attributable profit to the parent	5,048	3,451	1,304	(54)	(1,685)	8,064

(*)          Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)      Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)    Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****)  Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

	Million of euros
	2017
	Europe	South	North	Santander	Corporate
(Condensed) Underlying income statement		America	America	Global Platform	centre	Total
Interest income/ (charges)	13,529	13,383	8,170	63	(849)	34,296
Net fee income	5,163	4,744	1,721	7	(38)	11,597
Gains (losses) on financial transactions (*)	907	863	159	—	(225)	1,704
Other operating income (**)	463	69	370	(11)	(94)	797
Total income	20,062	19,059	10,420	59	(1,206)	48,394
Administrative expenses, depreciation and amortisation	(10,454)	(7,339)	(4,580)	(67)	(477)	(22,917)
Net operating income (***)	9,608	11,720	5,840	(8)	(1,683)	25,477
Net loan-loss provisions (****)	(1,313)	(4,067)	(3,685)	—	(46)	(9,111)
Other gains (losses) and provisions (*****)	(1,207)	(1,290)	(129)	(6)	(181)	(2,813)
Operating profit/(loss) before tax	7,088	6,363	2,026	(14)	(1,910)	13,553
Tax on profit	(1,980)	(2,156)	(486)	2	32	(4,588)
Profit from continuing operations	5,108	4,207	1,540	(12)	(1,878)	8,965
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,108	4,207	1,540	(12)	(1,878)	8,965
Non-controlling interests	408	620	422	—	(1)	1,449
Attributable profit to the parent	4,700	3,587	1,118	(12)	(1,877)	7,516

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)      Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)   Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****) Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

	Million of euros
	2016
	Europe	South	North	Santander	Corporate
(Condensed) Underlying income statement		America	America	Global Platform	centre	Total
Interest income/ (charges)	12,501	10,961	8,302	64	(739)	31,089
Net fee income	4,523	3,869	1,813	6	(31)	10,180
Gains (losses) on financial transactions (*)	1,134	658	171	2	(242)	1,723
Other operating income (**)	383	74	449	(7)	(37)	862
Total income	18,541	15,562	10,735	65	(1,049)	43,854
Administrative expenses, depreciation and amortisation	(9,703)	(6,417)	(4,473)	(43)	(451)	(21,087)
Net operating income (***)	8,838	9,145	6,262	22	(1,500)	22,767
Net loan-loss provisions (****)	(1,431)	(4,079)	(4,010)	—	2	(9,518)
Other gains (losses) and provisions (*****)	(973)	(755)	(149)	(7)	(76)	(1,960)
Operating profit/(loss) before tax	6,434	4,311	2,103	15	(1,574)	11,289
Tax on profit	(1,815)	(1,116)	(602)	(5)	142	(3,396)
Profit from continuing operations	4,619	3,195	1,501	10	(1,432)	7,893
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	4,619	3,195	1,501	10	(1,432)	7,893
Non-controlling interests	366	438	477	—	(9)	1,272
Attributable profit to the parent	4,253	2,757	1,024	10	(1,423)	6,621

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)     Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)    Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 108 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****)  Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 108 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

b)Secondary segments

At this secondary level of segment reporting, the Group is structured into Retail Banking, Santander Corporate and Investment Banking, Wealth Management & Insurance and Santander Global Platform; the sum of these segments is equal to that of the primary operating areas and total figures for the Group are obtained by adding the data for the corporate centre.

Considering the aforementioned information, the secondary segments are now conformed as follows:

Retail Banking: This covers all customer banking businesses, including consumer finance, except those of corporate banking, which are managed through the SCIB, and asset management, insurance and private banking, which are managed by Wealth Management & Insurance. The results of the hedging positions in each country are also included, conducted within the sphere of each one’s Assets and Liabilities Committee.

Santander Corporate and Investment Banking (SCIB): This business reflects the revenues from global corporate banking, investment banking and markets worldwide including treasuries managed globally (always after the appropriate distribution with Retail Banking customers), as well as the equities business.

Wealth Management & Insurance: Includes the asset management business (Santander Asset Management, S.A., S.G.I.I.C.), the insurance business, the corporate unit of Private Banking and International Private Banking in Miami and Switzerland.

Finally, the Santander Global Platform segment consolidates in a single unit all global digital initiatives.

Although the Santander Global Platform and the Wealth Management & Insurance business segments do not meet the quantitative thresholds defined in IFRS8, such segments are considered reportable by the Group and separately disclosed because the Group management believes that information about these segments is useful to users of the financial statements.

There are no customers in any of the secondary segments that generate income exceeding 10% of Total income.

	Million of euros
	2018
		Corporate &	Wealth
	Retail	Investment	Management	Santander	Corporate
(Condensed) Underlying income statement	Banking	Banking	& Insurance	Global Platform	centre	Total
Interest income/ (charges)	32,261	2,461	527	79	(987)	34,341
Net fee income	8,870	1,534	1,142	7	(68)	11,485
Gains (losses) on financial transactions (*)	756	898	131	—	12	1,797
Other operating income (**)	344	184	299	(12)	(14)	801
Total income	42,231	5,077	2,099	74	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(19,237)	(2,101)	(873)	(142)	(426)	(22,779)
Net operating income (***)	22,994	2,976	1,226	(68)	(1,483)	25,645
Net loan-loss provisions (****)	(8,549)	(199)	(10)	—	(115)	(8,873)
Other gains (losses) and provisions (*****)	(1,791)	(97)	(4)	(2)	(101)	(1,995)
Operating profit/(loss) before tax	12,654	2,680	1,212	(70)	(1,699)	14,777
Tax on profit	(4,144)	(832)	(285)	17	14	(5,230)
Profit from continuing operations	8,510	1,848	927	(53)	(1,685)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	8,510	1,848	927	(53)	(1,685)	9,547
Non-controlling interests	1,272	157	52	1	1	1,483
Attributable profit to the parent	7,238	1,691	875	(54)	(1,686)	8,064

The condensed income statements are as follows:

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)        Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)      Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)    Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

(*****)  Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

	Million of euros
	2017
		Corporate &	Wealth
	Retail	Investment	Management	Santander	Corporate
(Condensed) Underlying income statement	Banking	Banking	& Insurance	Global Platform	centre	Total
Interest income/ (charges)	32,169	2,442	471	63	(849)	34,296
Net fee income	9,295	1,621	712	7	(38)	11,597
Gains (losses) on financial transactions (*)	685	1,207	37	—	(225)	1,704
Other operating income (**)	255	221	426	(11)	(94)	797
Total income	42,404	5,491	1,646	59	(1,206)	48,394
Administrative expenses, depreciation and amortisation	(19,752)	(2,028)	(593)	(67)	(477)	(22,917)
Net operating income (***)	22,652	3,463	1,053	(8)	(1,683)	25,477
Net loan-loss provisions (****)	(8,374)	(682)	(9)	—	(46)	(9,111)
Other gains (losses) and provisions (*****)	(2,535)	(80)	(11)	(6)	(181)	(2,813)
Operating profit/(loss) before tax	11,743	2,701	1,033	(14)	(1,910)	13,553
Tax on profit	(3,688)	(747)	(187)	2	32	(4,588)
Profit from continuing operations	8,055	1,954	846	(12)	(1,878)	8,965
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	8,055	1,954	846	(12)	(1,878)	8,965
Non-controlling interests	1,218	182	50	—	(1)	1,449
Attributable profit to the parent	6,837	1,772	796	(12)	(1,877)	7,516

(*)          Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)      Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)    Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

(*****) Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

	Million of euros
	2016
		Corporate &	Wealth
	Retail	Investment	Management	Santander	Corporate
(Condensed) Underlying income statement	Banking	Banking	& Insurance	Global Platform	centre	Total
Interest income/ (charges)	28,792	2,517	455	64	(739)	31,089
Net fee income	8,213	1,404	588	6	(31)	10,180
Gains (losses) on financial transactions (*)	660	1,248	55	2	(242)	1,723
Other operating income (**)	241	305	360	(7)	(37)	862
Total income	37,906	5,474	1,458	65	(1,049)	43,854
Administrative expenses, depreciation and amortisation	(18,158)	(1,917)	(518)	(43)	(451)	(21,087)
Net operating income (***)	19,748	3,557	940	22	(1,500)	22,767
Net loan-loss provisions (****)	(8,841)	(658)	(21)	—	2	(9,518)
Other gains (losses) and provisions (*****)	(1,788)	(84)	(5)	(7)	(76)	(1,960)
Operating profit/(loss) before tax	9,119	2,815	914	15	(1,574)	11,289
Tax on profit	(2,568)	(781)	(184)	(5)	142	(3,396)
Profit from continuing operations	6,551	2,034	730	10	(1,432)	7,893
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	6,551	2,034	730	10	(1,432)	7,893
Non-controlling interests	1,073	174	34	—	(9)	1,272
Attributable profit to the parent	5,478	1,860	696	10	(1,423)	6,621

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)     Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)   Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 108 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

(*****)  Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 108 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

c)Reconciliations of reportable segment results

The tables below reconcile the underlying basis results to the statutory results for each of the periods presented as required by IFRS8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.

The Group’s assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

	Million of euros
	2018
	Underlying		Statutory
Reconciliation of underlying results to statutory results	results	Adjustments	results
Interest income/ (charges)	34,341	—	34,341
Net fee income	11,485	—	11,485
Gains (losses) on financial transactions (*)	1,797	—	1,797
Other operating income (**)	801	—	801
Total income	48,424	—	48,424
Administrative expenses, depreciation and amortisation	(22,779)	—	(22,779)
Net operating income (***)	25,645	—	25,645
Net loan-loss provisions (****)	(8,873)	—	(8,873)
Other gains (losses) and provisions (*****)	(1,995)	(576)	(2,571)
Operating profit/(loss) before tax	14,777	(576)	14,201
Tax on profit	(5,230)	344	(4,886)
Consolidated profit	9,547	(232)	9,315
Non-controlling interests	1,483	22	1,505
Attributable profit to the parent	8,064	(254)	7,810

(*)          Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)     Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)   Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****) Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of 113 million euros mainly corresponding to results from commitments and contingent risks, Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Explanation of adjustments:

-

Restructuring costs: The net impact of EUR -300 million on Profit attributable to the Parent, relates to restructuring costs in connection with the integration of Banco Popular Español, S.A.U., as follows EUR -280 million in Spain, EUR -40 million in corporate centre and EUR 20 million in Portugal. The corresponding gross impacts are reflected on the “Other gains (losses) and provisions” line above.

-	Negative goodwill in Poland: The negative goodwill of EUR 45 million, relates to the acquisition of the banking and private banking business of Deutsche Bank Polska, S.A.

	Million of euros
	2017
	Underlying		Statutory
Reconciliation of underlying results to statutory results	results	Adjustments	results
Interest income/ (charges)	34,296	—	34,296
Net fee income	11,597	—	11,597
Gains (losses) on financial transactions (*)	1,704	(39)	1,665
Other operating income (**)	797	—	797
Total income	48,394	(39)	48,355
Administrative expenses, depreciation and amortisation	(22,917)	(76)	(22,993)
Net operating income (***)	25,477	(115)	25,362
Net loan-loss provisions (****)	(9,111)	(98)	(9,209)
Other gains (losses) and provisions (*****)	(2,813)	(1,249)	(4,062)
Operating profit/(loss) before tax	13,553	(1,462)	12,091
Tax on profit	(4,588)	704	(3,884)
Consolidated profit	8,965	(758)	8,207
Non-controlling interests	1,449	139	1,588
Attributable profit to the parent	7,516	(897)	6,619

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)     Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)    Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****) Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of 50 million euros mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations

Explanation of adjustments

-

Allfunds Bank, S.A. sale: corresponds to the sale by the Bank and its partners of 100% of Allfunds Bank, S.A. capital, obtaining an amount of EUR 501 million from the sale of its 25% stake in Allfunds Bank, S.A., resulting in gains of EUR 425 million recognised in “Other gains (losses) and provisions” and of EUR 297 million net of tax.

-

Restructuring Costs and equity impairments: relates to the charge of EUR -425 million on “Other gains (losses) and provisions” (EUR -300 million net of tax) for the integration of Banco Popular Español, S.A.U. into the group and an additional charge of EUR -125 million on “Other gains (losses) and provisions” (EUR -85 million after tax effect) mainly related to commercial networks in Germany. During 2017, an additional impairment on equity investment and intangible assets held by the Group has been accounted for a value of EUR -130 million on “Other gains (losses) and provisions”, with no tax effect.

-

Goodwill Impairment: impairment of goodwill associated with Santander Consumer USA Holdings, Inc. This impairment had a gross impact of EUR -899 million on “Other gains (losses) and provisions” line (EUR -603 million in Profit attributable to the parent).

-

US Tax Reform and other impairments: the adjustment primarily corresponds to net impacts of the tax reform in the United States together with other expenses related to provisions for hurricanes and other provisions in the year 2017. The net impact of these adjustments in Profit attributable to the parent adds EUR -76 million.

	Million of euros
	2016
	Underlying		Statutory
Reconciliation of underlying results to statutory results	results	Adjustments	results
Interest income/ (charges)	31,089	—	31,089
Net fee income	10,180	—	10,180
Gains (losses) on financial transactions (*)	1,723	378	2,101
Other operating income (**)	862	—	862
Total income	43,854	378	44,232
Administrative expenses, depreciation and amortisation	(21,087)	(14)	(21,101)
Net operating income (***)	22,767	364	23,131
Net loan-loss provisions (****)	(9,518)	—	(9,518)
Other gains (losses) and provisions (*****)	(1,960)	(885)	(2,845)
Operating profit/(loss) before tax	11,289	(521)	10,768
Tax on profit	(3,396)	114	(3,282)
Consolidated profit	7,893	(407)	7,486
Non-controlling interests	1,272	10	1,282
Attributable profit to the parent	6,621	(417)	6,204

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)     Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)   Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 108 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****) Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of 108 million euros mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Explanation of adjustments

-

PPI United Kingdom: during 2016, the group accounted for provisions to cover eventual claims related to payment protection insurance (PPI). These provisions had an impact of EUR -139 million on “Other gains (losses) and provisions” (EUR -137 million in Profit attributable to the parent).

-

Restructuring costs: reflects the impacts of the restructuring costs faced by the Group during the year 2016, mainly relating to the acceptance of pre-retirement and voluntary redundancy offers in Spain with an impact of EUR -662 million on “Other gains (losses) and provisions” (EUR -475 million in Profit attributable to the parent).

-

VISA Europe Equity Gains: on June 21, 2016 the Group disposed its Visa Europe, Ltd. stake, classified as available for sale, obtaining a gross gain of EUR 380 million recognised in “Other gains (losses) and provisions” (impact of EUR 227 million net of taxes).